Consolidated Balance Sheets Details (Tables)	12 Months Ended
Feb. 28, 2019
Balance Sheet Related Disclosures [Abstract]
Property, Plant and Equipment
Property, plant and equipment comprised the following:

	As at
	February 28, 2019	February 28, 2018
Cost
Buildings, leasehold improvements and other	$68	$60
BlackBerry operations and other information technology	85	71
Manufacturing, repair and research and development equipment	73	73
Furniture and fixtures	14	9
	240	213
Accumulated amortization	155	149
Net book value	$85	$64

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2019
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$1,020	$557	$463
Intellectual property	466	239	227
Other acquired intangibles	494	116	378
	$1,980	$912	$1,068

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

Intangible Assets, Weighted average remaining useful lives
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2019	February 28, 2018
Acquired technology	5.5 years	3.2 years
Intellectual property	7.3 years	7.0 years
Other acquired intangibles	5.8 years	4.4 years

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2019, February 28, 2018 and February 28, 2017 were as follows:

Carrying Amount
Carrying amount as at February 29, 2016	$618
Goodwill Impairment Charge	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)
Carrying amount as at February 28, 2017	559
Effect of foreign exchange on non-U.S. dollar denominated goodwill	10
Carrying amount as at February 28, 2018	569
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(5)
Goodwill acquired through business combination completed during the year	899
Carrying amount as at February 28, 2019	$1,463

Long-term Receivables
The Company’s long-term assets comprised the following:

	As at
	February 28, 2019	February 28, 2018
Long-term intellectual property licensing receivable	$19	$25
Deferred contract acquisition costs, non-current	9	3
	$28	$28

Accrued Liabilities	Accrued liabilities comprised the following:

	As at
	February 28, 2019	February 28, 2018
Variable incentive accrual	$36	$40
Other	156	165
	$192	$205

Other long-term liabilities [Table Text Block]
Other long-term liabilities comprised the following:

	As at
	February 28, 2019	February 28, 2018
Lease incentive obligations	$8	$—
RAP (1)	11	23
	$19	$23
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(1) The present value of accrued future lease payments associated with the Company’s RAP as described in Note 8.